Putnam International Value Fund
The fund's portfolio
3/31/22 (Unaudited)

COMMON STOCKS (96.2%)(a)
	Shares	Value
Aerospace and defense (0.8%)
BAE Systems PLC (United Kingdom)	190,388	$1,794,685

		1,794,685
Air freight and logistics (1.4%)
Deutsche Post AG (Germany)	61,864	2,970,618

		2,970,618
Airlines (1.2%)
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	672,626	2,584,240

		2,584,240
Auto components (1.1%)
Magna International, Inc. (Canada)	35,781	2,297,151

		2,297,151
Automobiles (1.1%)
Yamaha Motor Co., Ltd. (Japan)	106,200	2,380,047

		2,380,047
Banks (17.3%)
AIB Group PLC (Ireland)(NON)	1,067,423	2,342,307
Australia & New Zealand Banking Group, Ltd. (Australia)	256,809	5,262,618
BNP Paribas SA (France)	65,486	3,728,592
CaixaBank SA (Spain)	416,151	1,402,593
DBS Group Holdings, Ltd. (Singapore)	92,283	2,426,151
DNB Bank ASA (Norway)	104,622	2,368,685
Hana Financial Group, Inc. (South Korea)	89,267	3,563,668
HSBC Holdings PLC (United Kingdom)	786,795	5,391,157
ING Groep NV (Netherlands)	537,728	5,619,678
Mizuho Financial Group, Inc. (Japan)	102,120	1,307,128
Sumitomo Mitsui Financial Group, Inc. (Japan)	132,300	4,222,252

		37,634,829
Beverages (2.0%)
Asahi Group Holdings, Ltd. (Japan)	47,300	1,717,159
Coca-Cola Europacific Partners PLC (United Kingdom)	54,771	2,662,418

		4,379,577
Building products (1.1%)
Compagnie de Saint-Gobain (France)	41,302	2,457,885

		2,457,885
Capital markets (2.9%)
Quilter PLC (United Kingdom)	1,170,240	2,173,482
UBS Group AG (Switzerland)	204,165	3,988,772

		6,162,254
Chemicals (0.7%)
LANXESS AG (Germany)	31,778	1,405,372

		1,405,372
Construction and engineering (2.6%)
Vinci SA (France)	54,741	5,596,589

		5,596,589
Construction materials (1.1%)
CRH PLC (Ireland)	57,713	2,310,805

		2,310,805
Diversified financial services (2.5%)
Eurazeo SE (France)	30,960	2,601,948
ORIX Corp. (Japan)	134,700	2,688,475

		5,290,423
Diversified telecommunication services (3.9%)
BCE, Inc. (Canada)	42,375	2,348,988
Nippon Telegraph & Telephone Corp. (Japan)	160,800	4,672,343
Telstra Corp., Ltd. (Australia)	455,748	1,344,048

		8,365,379
Electric utilities (2.1%)
Fortum OYJ (Finland)	79,757	1,447,855
SSE PLC (United Kingdom)	135,695	3,107,061

		4,554,916
Electrical equipment (0.1%)
Siemens Energy AG (Germany)	12,521	286,088

		286,088
Food and staples retail (2.3%)
Koninklijke Ahold Delhaize NV (Netherlands)	95,764	3,078,452
Seven & i Holdings Co., Ltd. (Japan)	39,700	1,888,935

		4,967,387
Food products (1.0%)
JDE Peet's NV (Netherlands)	20,100	575,043
Kerry Group PLC Class A (Ireland)	14,041	1,568,851

		2,143,894
Health-care equipment and supplies (1.3%)
Hoya Corp. (Japan)	24,300	2,772,914

		2,772,914
Hotels, restaurants, and leisure (0.7%)
Compass Group PLC (United Kingdom)	70,662	1,522,841

		1,522,841
Household durables (4.1%)
Cairn Homes PLC (Ireland)	1,150,665	1,573,224
Panasonic Corp. (Japan)	177,000	1,714,092
Sony Group Corp. (Japan)	54,300	5,604,356

		8,891,672
Industrial conglomerates (2.2%)
Siemens AG (Germany)	34,014	4,713,055

		4,713,055
Insurance (8.6%)
AIA Group, Ltd. (Hong Kong)	472,800	4,949,948
Allianz SE (Germany)	11,105	2,651,812
AXA SA (France)	144,594	4,222,710
Prudential PLC (United Kingdom)	207,960	3,071,938
QBE Insurance Group, Ltd. (Australia)	436,860	3,723,224

		18,619,632
Machinery (1.8%)
Minebea Mitsumi, Inc. (Japan)	139,600	3,041,028
NSK, Ltd. (Japan)	135,000	810,446

		3,851,474
Metals and mining (4.1%)
Anglo American PLC (London Exchange) (United Kingdom)	103,902	5,358,898
Rio Tinto PLC (United Kingdom)	43,141	3,422,200

		8,781,098
Multi-utilities (2.1%)
Veolia Environnement SA (France)	140,285	4,476,404

		4,476,404
Multiline retail (0.7%)
Pan Pacific International Holdings Corp. (Japan)	100,100	1,605,471

		1,605,471
Oil, gas, and consumable fuels (7.3%)
BP PLC (United Kingdom)	741,162	3,622,083
Shell PLC (London Exchange) (United Kingdom)	196,855	5,402,440
Suncor Energy, Inc. (Canada)	132,879	4,326,021
TotalEnergies SE (France)	50,091	2,541,554

		15,892,098
Personal products (0.9%)
Unilever PLC (United Kingdom)	44,181	1,999,827

		1,999,827
Pharmaceuticals (5.2%)
AstraZeneca PLC (United Kingdom)	33,710	4,470,323
Sanofi (France)	66,666	6,798,882

		11,269,205
Specialty retail (1.1%)
Kingfisher PLC (United Kingdom)	689,151	2,299,939

		2,299,939
Technology hardware, storage, and peripherals (2.6%)
Lite-On Technology Corp. (Taiwan)	981,000	2,324,183
Samsung Electronics Co., Ltd. (South Korea)	56,097	3,204,689

		5,528,872
Tobacco (0.9%)
Imperial Brands PLC (United Kingdom)	87,830	1,849,352

		1,849,352
Trading companies and distributors (5.0%)
Ferguson PLC (United Kingdom)	14,437	1,959,678
ITOCHU Corp. (Japan)	75,700	2,567,899
Mitsubishi Corp. (Japan)	166,200	6,262,098

		10,789,675
Wireless telecommunication services (2.4%)
KDDI Corp. (Japan)	48,000	1,576,622
Vodafone Group PLC (United Kingdom)	2,214,080	3,632,568

		5,209,190

Total common stocks (cost $192,092,983)		$207,654,858

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes 0.625%, 10/15/24(i)	$127,000	$121,599

Total U.S. treasury obligations (cost $121,599)		$121,599

SHORT-TERM INVESTMENTS (2.6%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 0.39%(AFF)	Shares	4,497,135	$4,497,135
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%(P)	Shares	140,000	140,000
U.S. Treasury Bills 0.054%, 5/19/22(SEGSF)		$700,000	699,767
U.S. Treasury Cash Management Bills 0.373%, 6/7/22		200,000	199,865

Total short-term investments (cost $5,536,949)			$5,536,767
TOTAL INVESTMENTS

Total investments (cost $197,751,531)			$213,313,224

	FORWARD CURRENCY CONTRACTS at 3/31/22 (aggregate face value $71,243,947) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/20/22	$1,500,917	$1,437,291	$63,626
		Canadian Dollar	Sell	4/20/22	2,846,463	2,793,253	(53,210)
		New Taiwan Dollar	Sell	5/18/22	1,147,285	1,175,052	27,767
		Swedish Krona	Buy	6/15/22	1,112,996	1,077,606	35,390
		Swiss Franc	Buy	6/15/22	982,857	988,623	(5,766)
	Barclays Bank PLC
		British Pound	Sell	6/15/22	440,996	449,340	8,344
		New Taiwan Dollar	Sell	5/18/22	1,147,285	1,175,472	28,187
	Citibank, N.A.
		British Pound	Sell	6/15/22	1,066,506	1,086,503	19,997
		Chilean Peso	Buy	4/20/22	178,006	165,237	12,769
		Danish Krone	Buy	6/15/22	1,431,415	1,436,816	(5,401)
		Euro	Buy	6/15/22	179,586	176,857	2,729
		Swiss Franc	Buy	6/15/22	4,674,622	4,699,570	(24,948)
	Goldman Sachs International
		Australian Dollar	Buy	4/20/22	849,028	830,874	18,154
		British Pound	Sell	6/15/22	1,156,596	1,178,482	21,886
		Euro	Buy	6/15/22	957,827	960,605	(2,778)
		Japanese Yen	Buy	5/18/22	881,598	938,899	(57,301)
		South Korean Won	Sell	5/18/22	1,215,032	1,227,351	12,319
		Swiss Franc	Buy	6/15/22	409,533	411,697	(2,164)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/20/22	917,285	878,477	38,808
		British Pound	Sell	6/15/22	1,445,909	1,473,289	27,380
		Hong Kong Dollar	Buy	5/18/22	885,470	889,916	(4,446)
		Norwegian Krone	Buy	6/15/22	390,403	379,872	10,531
		Swiss Franc	Buy	6/15/22	433,521	435,878	(2,357)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	6/15/22	1,149,110	1,145,304	(3,806)
		Canadian Dollar	Sell	4/20/22	2,216,431	2,188,619	(27,812)
		New Zealand Dollar	Buy	4/20/22	336,680	331,181	5,499
		Norwegian Krone	Sell	6/15/22	78,280	77,336	(944)
		Singapore Dollar	Buy	5/18/22	287,644	289,978	(2,334)
		South Korean Won	Sell	5/18/22	5,539,561	5,598,159	58,598
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/20/22	461,711	442,123	19,588
		British Pound	Sell	6/15/22	2,157,439	2,216,201	58,762
		Canadian Dollar	Sell	4/20/22	660,266	649,883	(10,383)
		Euro	Buy	6/15/22	4,809,766	4,825,819	(16,053)
		Japanese Yen	Buy	5/18/22	3,503,939	3,729,771	(225,832)
		Swedish Krona	Buy	6/15/22	284,663	275,745	8,918
		Swiss Franc	Buy	6/15/22	2,291,343	2,307,403	(16,060)
	NatWest Markets PLC
		Swedish Krona	Buy	6/15/22	1,380,825	1,337,584	43,241
		Swiss Franc	Buy	6/15/22	4,185,202	4,206,840	(21,638)
	State Street Bank and Trust Co.
		British Pound	Sell	6/15/22	5,460,047	5,563,035	102,988
		Canadian Dollar	Buy	4/20/22	517,575	510,571	7,004
		Euro	Buy	6/15/22	179,586	176,843	2,743
		Israeli Shekel	Buy	4/20/22	1,332,554	1,366,099	(33,545)
		Singapore Dollar	Buy	5/18/22	272,004	274,133	(2,129)
		Swedish Krona	Buy	6/15/22	811,084	785,042	26,042
	Toronto-Dominion Bank
		Australian Dollar	Buy	4/20/22	2,036,274	1,924,070	112,204
		Swiss Franc	Buy	6/15/22	699,777	695,507	4,270
	UBS AG
		Canadian Dollar	Sell	4/20/22	3,381,474	3,321,724	(59,750)
		Euro	Buy	6/15/22	179,697	176,929	2,768
		Swedish Krona	Buy	6/15/22	256,557	248,605	7,952
		Swiss Franc	Buy	6/15/22	310,867	312,483	(1,616)

	Unrealized appreciation						788,464

	Unrealized (depreciation)						(580,273)

	Total						$208,191
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2021 through March 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $215,909,698.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/22
	Short-term investments
	Putnam Short Term Investment Fund*	$5,344,634	$48,272,572	$49,120,071	$5,358	$4,497,135

	Total Short-term investments	$5,344,634	$48,272,572	$49,120,071	$5,358	$4,497,135
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $141,943.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $183,597 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	25.2%
	Japan	21.0
	France	15.2
	Australia	6.1
	Germany	5.6
	Netherlands	4.3
	Canada	4.2
	Ireland	3.7
	South Korea	3.2
	United States	2.5
	Hong Kong	2.3
	Switzerland	1.9
	Singapore	1.1
	Norway	1.1
	Taiwan	1.1
	Finland	0.7
	Spain	0.7
	Other	0.1

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $241,590 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $141,943 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$2,348,988	$11,225,581	$—
Consumer discretionary	2,297,151	16,699,970	—
Consumer staples	2,662,418	12,677,619	—
Energy	4,326,021	11,566,077	—
Financials	—	67,707,138	—
Health care	—	14,042,119	—
Industrials	—	35,044,309	—
Information technology	—	5,528,872	—
Materials	—	12,497,275	—
Utilities	—	9,031,320	—

Total common stocks	11,634,578	196,020,280	—
U.S. treasury obligations	—	121,599	—
Short-term investments	140,000	5,396,767	—

Totals by level	$11,774,578	$201,538,646	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$208,191	$—

Totals by level	$—	$208,191	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$89,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com